INVENTORY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Total amount of Rotables	$ 8,284	$ 8,615
Slow moving inventory write-down	$ 691	$ 964	$ 1,138